DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 9: DERIVATIVE LIABILITIES

We analyzed the conversion option of convertible notes for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options.

ASC 815 requires we assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense item.

We determined our derivative liabilities to be a Level 3 fair value measurement during the year based on management’s estimate of the expected future cash flows required to settle the liabilities, and used the Binomial pricing model to calculate the fair value as of September 30, 2023. The Binomial model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note and warrant is estimated using the Binomial valuation model. As of the nine months ended September 30, 2023, there were no derivative liabilities.

For the nine months ended September 30, 2023 there was no derivative outstanding, and no loss recorded. For the nine months ended September 30, 2022, the change in fair value of the derivative liability was $57,883 and the loss on the derivative was $57,883.

The fair value of the derivative liability for all the notes that became convertible, including the notes issued in prior years, during the year ended December 31, 2022 amounted to $57,883 recognized as a derivative loss.

The inputs used to calculate the derivative values are as follows:

	Nine months ended	Year ended
	September 30,	December 31,
	2023	2022
Expected term	-	- *
Expected average volatility	-%	280%
Expected dividend yield	-	-
Risk-free interest rate	-%	3.65%

*	There is no excepted term on the convertible notes.

NOTE 10: DERIVATIVE LIABILITIES

We analyzed the conversion option for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options.

ASC 815 requires we assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense item.

We determined our derivative liabilities to be a Level 3 fair value measurement during the year based on management’s estimate of the expected future cash flows required to settle the liabilities, and used the Binomial pricing model to calculate the fair value as of December 31, 2022. As of the year ended December 31, 2022, there were no derivative liabilities. The Binomial model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note and warrant is estimated using the Binomial valuation model.

For the year ended December 31, 2022 and year ended December 31, 2021, the estimated fair values of the liabilities measured on a recurring basis are as follows:

The fair value of the derivative liability for all the notes that became convertible, including the notes issued in prior years, during the year ended December 31, 2022 amounted to $57,883 recognized as a derivative loss.

For the year ended December 31, 2022 and year ended December 31, 2021, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021
Expected term	- *	0.48 - 5.00 years
Expected average volatility	280%	160%- 302%
Expected dividend yield	-	-
Risk-free interest rate	3.65%	0.04% - 1.24%

*	There is no excepted term on the convertible notes.

The following table summarizes the changes in the derivative liabilities during the years ended December 31, 2022 and 2021:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Derivative liability as of December 31, 2020	$-

Addition of new derivatives recognized as debt discounts	390,000
Addition of new derivatives recognized as day-one loss	559,939
Derivative liabilities settled upon conversion of convertible note	(1,004,658)
Change in derivative liabilities recognized as loss on derivative	54,719
Derivative liability as of December 31, 2021	$-

Addition of new derivatives recognized as debt discounts	-
Addition of new derivatives recognized as day-one loss	57,883
Derivative liabilities settled upon conversion of convertible note	(57,883)
Change in derivative liabilities recognized as loss on derivative	-
Derivative liability as of December 31, 2022	$-

The aggregate loss on derivatives during the years ended December 31, 2022 and 2021 was $57,883 and $614,658, respectively.